Related-Party Promissory Notes	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Related-Party Promissory Notes

6. Related-Party Promissory Notes

In August 2015 and June 2016, the Company entered into limited recourse promissory notes with the Company’s chief executive officer and chief operating officer for the purchase of restricted common stock. The principal amount of the loan with the Company’s chief executive officer was $0.3 million (the “CEO Note”). The principal amount of the loan with the Company’s chief operating officer was $0.3 million (the “COO Note”). The loans were secured by the shares of common stock of the Company held by the individuals. The loans accrued interest at a rate of 1.82% and 1.41% per annum, respectively, and were due upon the earlier of voluntary termination of services to the Company, filing by the Company of its first registration statement with the SEC under the Securities Act of 1933, or sale of substantially all of the Company’s assets. As of December 31, 2018, the total outstanding balances under these notes, including accrued interest, were approximately $0.6 million. In June 2019, the Company forgave $0.4 million, which was the entire amount of principal and accrued interest due on the CEO Note.

In March 2018, the Board of Directors reduced the number of performance-based options of its former chief operating officer by 8,333 shares resulting in a $17,000 reduction to the principal of the COO Note. In March 2019, the chief operating officer resigned from the Company and, under the terms of a separation agreement, there were 63,019 vested shares and 28,645 unvested shares subject to repurchase. In March 2019, the Company reduced the principal on the COO Note by $0.1 million relating to the unvested shares, which shares were cancelled and returned to the option pool. In July 2019, the Company repurchased 29,686 vested shares from the chief operating officer in exchange for canceling $0.1 million of principal and interest on the COO Note. The Company received cash proceeds of $0.1 million as payment for the remaining principal and interest on the COO Notes relating to the remaining 33,333 vested shares.

8. Related-Party Promissory Notes

In August 2015 and June 2016, the Company entered into limited recourse promissory notes with the Company’s chief executive officer and chief operating officer for the purchase of restricted common stock. The principal amount of the loans was $0.3 million and $0.3 million, respectively. The loans are secured by the shares of common stock of the Company held by the individuals. The loans accrue interest at a rate of 1.82% and 1.41% per annum, respectively, and are due upon the earlier of voluntary termination of services to the Company, filing by the Company of its first registration statement with the Securities and Exchange Commission under the Securities Act of 1933 or sale of substantially all of the Company’s assets. As of December 31, 2017 and 2018, the total outstanding balance under these notes, including accrued interest, was approximately $0.6 million and $0.6 million, respectively. The notes are recorded within stockholders’ deficit.